UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03231

SEI Liquid Asset Trust

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Copies to:

Richard W. Grant, Esq.

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, PA 19103

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: June 30, 2013

Date of reporting period: September 30, 2013

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

September 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

COMMERCIAL PAPER (A)(B) — 34.4%
Albion Capital (C)
0.160%, 10/15/13	$4,515	$4,515
ANZ New Zealand International (C)
0.240%, 11/06/13	10,000	9,998
ASB Finance (C)
0.260%, 10/03/13	3,360	3,360
0.250%, 10/22/13	6,995	6,994
0.250%, 02/28/14	450	449
0.220%, 03/10/14	6,000	5,994
Bank of Tokyo-Mitsubishi
0.240%, 10/07/13	105	105
0.230%, 10/15/13	425	425
BNZ International Funding (C)
0.240%, 10/17/13	17,600	17,598
0.230%, 12/13/13	15,000	14,993
Chariot Funding (C)
0.240%, 12/12/13	2,136	2,135
0.240%, 12/16/13	16,290	16,282
0.240%, 01/21/14	1,940	1,938
0.240%, 02/26/14	7,005	6,998
0.240%, 03/04/14	3,220	3,217
0.240%, 03/24/14	2,090	2,088
Coca-Cola (C)
0.170%, 10/21/13	2,020	2,020
0.180%, 11/04/13	7,000	6,999
0.220%, 02/03/14	5,550	5,545
Commonwealth Bank of Australia (C)
0.225%, 10/22/13	11,000	10,999
DNB Bank (C)
0.330%, 03/10/10	2,000	1,998
FCAR Owner Trust
0.200%, 10/03/13	9,364	9,364
0.280%, 10/04/13	4,119	4,119
0.280%, 11/04/13	920	920
0.290%, 11/15/13	7,840	7,837
0.280%, 12/11/13	1,151	1,150
0.260%, 12/16/13	3,450	3,448
0.270%, 02/03/14	3,185	3,182
0.260%, 02/03/14	585	584
0.260%, 02/07/14	2,761	2,758
General Electric Capital
0.230%, 10/30/13	10,000	9,998
0.230%, 11/01/13	6,000	5,999
0.230%, 12/02/13	10,000	9,996
Google (C)
0.170%, 10/01/13	5,860	5,860

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Jupiter Securitization (C)
0.240%, 12/09/13	$895	$895
0.240%, 12/10/13	7,437	7,434
0.240%, 12/12/13	1,068	1,067
0.240%, 12/17/13	7,000	6,996
0.240%, 01/07/14	2,115	2,114
0.240%, 01/09/14	10,295	10,288
0.240%, 01/13/14	5,000	4,996
0.240%, 01/14/14	3,305	3,303
0.240%, 02/10/14	9,000	8,992
Manhattan Asset Funding (C)
0.170%, 10/03/13	880	880
0.170%, 10/04/13	3,420	3,420
0.170%, 10/07/13	3,200	3,200
0.160%, 10/08/13	3,370	3,370
Nordea Bank (C)
0.250%, 02/14/14	370	370
Old Line Funding (C)
0.230%, 10/15/13	9,230	9,229
0.230%, 11/27/13	4,325	4,323
0.240%, 01/21/14	8,000	7,994
0.240%, 02/26/14	2,985	2,982
0.240%, 03/04/14	3,135	3,132
0.240%, 03/07/14	1,595	1,593
Prudential (C)
0.220%, 11/20/13	1,415	1,415
0.220%, 11/22/13	4,045	4,044
0.050%, 10/01/13	895	895
Svenska Handelsbanken (C)
0.230%, 03/10/14	4,100	4,096
Thunder Bay Funding (C)
0.240%, 12/18/13	10,000	9,995
Toyota Financial Services de Puerto Rico
0.250%, 12/16/13	4,400	4,398
Toyota Motor Credit
0.230%, 12/12/13	6,343	6,340
0.230%, 12/16/13	10,000	9,995
0.250%, 12/19/13	5,000	4,997
0.240%, 02/10/14	5,000	4,996
0.250%, 02/12/14	3,740	3,736
0.250%, 03/03/14	9,150	9,140
0.220%, 03/11/14	10,000	9,990
Victory Receivables (C)
0.150%, 10/03/13	1,250	1,250
Westpac Securities (C)
0.240%, 12/03/13	12,360	12,355
0.250%, 01/02/14	5,898	5,894

Total Commercial Paper (Cost $369,979) ($Thousands)		369,979

1	SEI Liquid Asset Trust / Quarterly Report / September 30, 2013

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

September 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

CERTIFICATES OF DEPOSIT (A) — 28.0%
ANZ New Zealand International (C)
0.200%, 10/24/13	$4,725	$4,725
Australia & New Zealand Banking Group
1.009%, 10/10/13	320	321
Bank of Montreal
0.240%, 10/24/13	5,000	5,000
0.200%, 11/12/13	10,630	10,630
0.170%, 12/20/13	5,000	5,000
Bank of Nova Scotia
0.190%, 10/01/13	10,000	10,000
0.180%, 10/01/13	14,000	14,000
0.230%, 10/10/13	14,000	14,000
0.686%, 10/18/13	530	530
0.189%, 10/28/13	7,000	7,000
Bank of Tokyo-Mitsubishi
0.190%, 10/02/13	2,850	2,850
0.210%, 12/02/13	12,000	12,000
0.210%, 12/23/13	8,000	8,000
Branch Banking & Trust
0.190%, 10/01/13	9,000	9,000
Commonwealth Bank of Australia (C)
0.294%, 10/04/13	13,675	13,681
DNB Bank
0.270%, 10/02/13	625	625
0.210%, 11/12/13	5,000	5,000
0.215%, 11/14/13	15,400	15,400
0.240%, 03/04/14	9,000	9,000
National Australia Bank
1.465%, 10/30/13	285	286
0.250%, 03/17/14	5,000	5,000
Nordea Bank Finland
0.262%, 11/28/13	3,910	3,911
0.240%, 02/18/14	9,000	9,000
0.240%, 02/24/14	11,000	11,000
Sumitomo Mitsui Banking
0.220%, 10/07/13	8,000	8,000
0.220%, 10/17/13	5,700	5,700
0.220%, 01/06/14	15,000	15,000
0.220%, 01/16/14	3,000	3,000
Svenska Handelsbanken
0.215%, 11/22/13	10,000	10,000
0.175%, 12/19/13	5,000	5,000
0.245%, 02/18/14	10,000	10,000
0.240%, 02/24/14	5,000	5,000
0.245%, 02/26/14	8,000	8,000
Toronto-Dominion Bank
0.230%, 11/12/13	12,500	12,500
0.260%, 01/06/14	7,429	7,429
0.250%, 01/13/14	9,500	9,500

Description	Face Amount ($ Thousands)	Value ($ Thousands)

0.240%, 01/21/14	$5,000	$5,000
Wells Fargo Bank
0.180%, 10/01/13	9,000	9,000
0.180%, 10/01/13	2,000	2,000
0.220%, 02/07/14	10,000	10,000
Westpac Banking (C)
0.280%, 10/01/13	290	290

Total Certificates of Deposit (Cost $301,378) ($Thousands)		301,378

U.S. GOVERNMENT AGENCY OBLIGATIONS — 5.6%
FFCB (D)
0.250%, 10/01/13	3,981	3,981
0.230%, 10/01/13	780	780
0.162%, 10/14/13	8,890	8,888
0.185%, 10/23/13	9,000	9,000
FHLB
0.180%, 10/01/13 (D)	4,065	4,065
0.180%, 10/01/13 (D)	3,320	3,320
0.170%, 10/01/13 (D)	2,660	2,660
0.300%, 11/22/13	460	460
0.300%, 11/25/13	320	320
4.875%, 11/27/13	915	922
0.300%, 12/06/13	1,010	1,010
FHLMC
0.390%, 10/01/13 (D)	7,020	7,020
0.375%, 11/27/13	586	586
FNMA (D)
0.320%, 10/01/13	2,500	2,500
0.310%, 10/01/13	1,000	1,000
0.190%, 10/20/13	55	55
0.160%, 10/20/13	4,590	4,589
0.149%, 10/27/13	9,000	8,997

Total U.S. Government Agency Obligations (Cost $60,153) ($Thousands)		60,153

TIME DEPOSITS — 5.0%
Bank of Tokyo-Mitsubishi
0.030%, 10/01/13	24,000	24,000
Lloyds Bank
0.050%, 10/01/13	18,117	18,117
U.S. Bank Cayman
0.090%, 10/01/13	11,775	11,775

Total Time Deposits (Cost $53,892) ($Thousands)		53,892

2	SEI Liquid Asset Trust / Quarterly Report / September 30, 2013

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

September 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

MUNICIPAL BONDS (D) — 3.2%

Arizona — 0.1%
Pima County, Industrial Development Authority, RB
0.060%, 10/02/13	$1,200	$1,200

California — 0.2%
Calleguas-Las Virgenes, Public Financing Authority, Ser A, RB
0.040%, 10/03/13	650	650
Sacramento, Municipal Utility District, Sub-Ser L, RB
0.050%, 10/03/13	1,215	1,215

		1,865

Colorado — 0.1%
Colorado State, Housing & Finance Authority, Multi-Family Housing Program, Ser A-1, RB
0.090%, 10/02/13	830	830

Florida — 0.0%
Miami-Dade County, Industrial Development Authority, RB
0.140%, 10/03/13	400	400

Indiana — 0.2%
Indiana, Finance Authority, Ser F, RB
0.060%, 10/03/13	2,200	2,200

Iowa — 0.2%
Iowa State, Finance Authority, Ser C, RB
0.118%, 10/03/13	1,810	1,810
Iowa State, Finance Authority, Ser G, RB
0.120%, 10/03/13	55	55
Iowa State, Finance Authority, Ser M, RB
0.120%, 10/03/13	600	600

		2,465

Massachusetts — 0.1%
Simmons College, Higher Education Authority, RB
0.150%, 10/03/13	580	580

Michigan — 0.3%
Kent, Hospital Finance Authority, Ser C, RB
0.070%, 10/02/13	3,345	3,345

Minnesota — 0.2%
Minnesota State, Office of Higher Education, Ser A, RB
0.168%, 10/03/13	1,780	1,780

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Mississippi — 0.1%
Mississippi State, Business Finance, Ser A, RB
0.030%, 10/01/13	$1,325	$1,325

Missouri — 0.1%
St. Louis, Industrial Development Authority, Ser B, RB
0.070%, 10/02/13	755	755

New Hampshire — 0.0%
New Hampshire State, Health & Educational Facilities Authority, Dartmouth College Project, Ser C, RB
0.090%, 10/02/13	390	390

New York — 0.1%
City of New York, Sub-Ser D-3, GO
0.050%, 10/01/13	1,475	1,475

Ohio — 0.1%
Cleveland, Department of Public Utilities Division of Water, Ser Q, RB
0.060%, 10/03/13	1,370	1,370

South Carolina — 0.1%
South Carolina, Jobs-Economic Development Authority, Ser C, RB
0.080%, 10/02/13	1,070	1,070

Texas — 1.0%
Texas State, Small Business Project, Ser B, GO
0.090%, 10/03/13	2,245	2,245
Texas State, Veterans Assistance, Ser I, GO
0.128%, 10/02/13	605	605
Texas State, Veterans Housing Assistance, GO
0.130%, 10/02/13	1,075	1,075
Texas State, Veterans Housing Assistance, Ser A-2, GO
0.118%, 10/02/13	2,000	2,000
Texas State, Veterans Housing Assistance, Ser C, GO
0.130%, 10/02/13	2,045	2,045
Texas State, Veterans Housing Fund II, Ser B-2, GO
0.109%, 10/02/13	300	300
Texas State, Veterans Land Project, GO
0.120%, 10/01/13	615	615
Texas State, Veterans Land Project, GO
0.109%, 10/01/13	180	180

3	SEI Liquid Asset Trust / Quarterly Report / September 30, 2013

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

September 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

University of Texas System, Ser B, RB
0.040%, 10/03/13	$1,580	$1,580

		10,645

Wisconsin — 0.3%
Wisconsin State, Health & Educational Facilities Authority, Wheaton Franciscan Services Project, Ser B, RB
0.060%, 10/02/13	500	500
Wisconsin State, Health & Educational Facilities Authority, Wheaton Franciscan System Project, RB
0.060%, 10/02/13	2,300	2,300
Wisconsin State, Housing & Economic Development Authority, Wheaton Franciscan System Project, Ser B, RB
0.108%, 10/03/13	310	310

		3,110

Total Municipal Bonds (Cost $34,805) ($Thousands)		34,805

CORPORATE OBLIGATIONS — 1.3%
Bank of Nova Scotia
0.190%, 10/01/13 (D)	1,000	1,000
2.375%, 12/17/13	2,367	2,377
General Electric Capital
0.776%, 10/25/13 (D)	7,410	7,413
0.468%, 12/28/13 (D)	1,505	1,506
2.100%, 01/07/14	921	925
New York Life Global Funding (C)
1.850%, 12/13/13	630	632
Westpac Banking (D)
1.005%, 12/09/13	379	380

Total Corporate Obligations (Cost $14,233) ($Thousands)		14,233

REPURCHASE AGREEMENTS (E) — 22.5%
Bank of Nova Scotia
0.120%, dated 9/30/13, to be repurchased on 10/01/13, repurchase price $4,385,015 (collateralized by FNMA, par value $4,228,626, 4.000%, 10/01/43, with total market value of $4,472,716)	4,385	4,385

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Goldman Sachs
0.070%, dated 9/30/13, to be repurchased on 10/01/13, repurchase price $3,625,007 (collateralized by various FNMA obligations, ranging in par value $1,597,222 - $2,446,000, 4.500% - 3.432%, 02/01/26-01/01/42, with total market value of $3,697,507)	$3,625	$3,625
Goldman Sachs
0.070%, dated 9/30/13, to be repurchased on 10/01/13, repurchase price $15,021,029 (collateralized by various FNMA obligations, ranging in par value $1,453,399 - $28,720,062, 3.500%, 11/01/25 - 03/01/26, with total market value of $15,321,450)	15,021	15,021
Mizuho Securities
0.120%, dated 9/30/13, to be repurchased on 10/01/13, repurchase price $42,600,142 (collateralized by U.S. Treasury Notes, par value $43,472,300, 1.875%, 06/30/20, with total market value of $43,458,715)	42,600	42,600
RBC Capital
0.130%, dated 9/26/13, to be repurchased on 10/03/13, repurchase price $10,585,268 (collateralized by various corporate obligations*, ranging in par value $28,605 - $1,839,274, 0.750% - 8.875%, 02/28/14 - 07/15/23; with total market value $11,114,451)	10,585	10,585
RBC Capital
0.130%, dated 9/24/13, to be repurchased on 10/01/13, repurchase price $10,925,276 (collateralized by various corporate obligations*, ranging in par value $13,000 - $2,502,115, 0.382% - 8.875%, 10/15/14 - 07/15/23; with total market value $11,471,541)	10,925	10,925

4	SEI Liquid Asset Trust / Quarterly Report / September 30, 2013

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

September 30, 2013

Description	Face Amount ($ Thousands)	Value ($ Thousands)

RBC Capital
0.050%, dated 9/30/13, to be repurchased on 10/01/13, repurchase price $5,980,008 (collateralized by various FNMA obligations, ranging in par value $2,064,608 - $3,965,893, 2.269% - 3.500%, 07/01/43 - 10/01/43, with total market value of $6,099,609)	$5,980	$5,980
RBC Capital
0.030%, dated 9/30/13, to be repurchased on 10/01/13, repurchase price $110,000,092 (collateralized by U.S. Treasury Notes, ranging in par value $31,993,300 - $80,557,100, 0.250% - 0.750%, 06/30/14 - 12/31/17, with total market value of $112,200,096)	110,000	110,000
UBS
0.040%, dated 9/30/13, to be repurchased on 10/01/13, repurchase price $18,485,021 (collateralized by U.S. Treasury Notes, ranging in par value $915,400 - $17,923,800, 0.250% - 1.500%, 05/31/15 - 08/31/18, with total market value of $18,854,722)	18,485	18,485
Wells Fargo
0.110%, dated 9/30/13, to be repurchased on 10/01/13, repurchase price $14,525,044 (collateralized by various corporate obligations*, ranging in par value $5,000 - $2,550,000, 0.000% - 4.750%, 02/28/14 - 06/15/23; with total market value $15,189,032)	14,525	14,525

Description	Face Amount ($ Thousands)	Value ($ Thousands)

Wells Fargo
0.290%, dated 9/24/13, to be repurchased on 10/01/13, repurchase price $6,715,379, (collateralized by various corporate obligations*, ranging in par value $90,989 - $3,751,192, 1.104% - 6.250%, 12/01/13 - 09/15/22; with total market value $7,062,969)	$6,715	$6,715

Total Repurchase Agreements (Cost $242,846) ($Thousands)		242,846

Total Investments — 100.0% (Cost $1,077,286)($ Thousands) †		$1,077,286

*	A list of the corporate obligations used to collateralize repurchase agreements entered into by the Fund at September 30, 2013, is as follows:

Counterparty	Corporate Obligation	Rate	Maturity Date	Par Amount ($ Thousands)
RBC	Anheuser-Busch InBev Worldwide Inc.	5.375	01/15/20	398
	Bank of Montreal	2.625	01/25/16	1,401
	Bank of Montreal	0.788	07/15/16	1,000
	CG Capital	1.254	03/15/23	30
	CNPC General Capital Ltd.	3.400	04/16/23	200
	Coca Cola Company	3.625	03/15/14	240
	Commonwealth Bank of Australia	1.250	09/18/15	29
	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A	2.125	10/13/15	1,780
	EDF SA	4.600	01/27/20	100
	General Electric Capital Corp.	5.625	05/01/18	200
	General Electric Capital Corp.	0.871	01/08/16	1,750
	GlaxoSmithKline Capital PLC	0.750	05/08/15	620
	Korea Expressway Corporation	4.500	03/23/15	100
	Province of Nova Scotia	8.875	07/01/19	901
	Svenska Handlebenen	1.625	03/31/18	1,839

RBC	Anheuser-Busch InBev Worldwide Inc.	5.375	01/15/20	501
	Berkshire Hathaway Finance Corp.	2.000	08/15/18	1,575
	General Electric Capital Corp.	0.382	03/20/14	13
	GlaxoSmithKline Capital PLC	2.850	05/08/22	12
	GlaxoSmithKline Capital PLC	0.750	05/08/15	712
	National Australia Bank Ltd.	2.000	06/20/17	1,356
	Oracle Corp.	3.625	07/15/23	1,700
	Province De Quebec	4.625	05/14/18	950
	Province of Nova Scotia	8.875	07/01/19	76
	Province of Ontario Canada	4.000	10/07/19	256
	Reynolds American, Inc.	1.050	10/30/15	2,502
	StatoilHydro ASA	2.900	10/15/14	1,417

Wells Fargo	Anadarko Pete Corp.	5.750	06/15/14	1,359
	BB&T Corp.	2.050	03/28/14	30
	Citigroup Inc.	1.300	04/01/16	616
	Commonwealth Edison Company	3.400	09/01/21	3,883
	Covidien International Finance S.A.	2.950	06/15/23	5
	Duke Energy Holding	2.100	06/15/18	60
	Excel Energy, Inc.	4.700	05/15/20	687
	Financing Corp	0.000	11/11/16	1,038
	Honeywell International	0.140	02/28/14	1,684
	MetLife Inc.	3.048	12/15/22	2,550
	Metro Life Global	2.500	09/29/15	2,233
	ProLogis LP	6.250	03/15/17	108
	Spectra Energy Partners LP	4.600	06/15/21	9
	Ventas Realty Limited Partnership	4.750	06/01/21	504
	Western Gas Partners, LP	2.600	08/15/18	194

Wells Fargo	Chevron Corp.	1.104	12/05/17	655
	Exelon Gerneral Company LLC	5.200	10/01/19	324
	Kimco Realty Corp.	4.300	02/01/18	91
	Lincoln National Corp.	4.000	09/01/23	485
	Pacific Gas and Electric Co.	6.250	12/01/13	818
	ProLogis LP	6.250	03/15/17	779
	Torchmark Corp.	3.800	09/15/22	3,751

Percentages are based on Net Assets of $1,077,269 ($ Thousands).

(A)	Securities are held in connection with a letter of credit issued by a major bank.

5	SEI Liquid Asset Trust / Quarterly Report / September 30, 2013

SCHEDULE OF INVESTMENTS (Unaudited)

Prime Obligation Fund

September 30, 2013

(B)	The rate reported is the effective yield at time of purchase.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Floating Rate Instrument. The rate reflected on the Statement of Investments is the rate in effect on September 30, 2013. The demand and interest rate reset features give this security a shorter effective maturity date.

(E)	Tri-Party Repurchase Agreement.

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

RB — Revenue Bond

Ser — Series

†	For federal tax purposes, the Fund’s aggregate tax cost is equal to book cost.

As of September 30, 2013, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

6	SEI Liquid Asset Trust / Quarterly Report / September 30, 2013

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Liquid Trust

By	/S/ ROBERT A. NESHER
Robert A. Nesher President & CEO

Date: November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ ROBERT A. NESHER
Robert A. Nesher President & CEO

Date: November 25, 2013

By	/s/ PETER A. RODRIGUEZ
Peter A. Rodriguez Controller & CFO

Date: November 25, 2013